iREIT MarketVector Quality REIT Index ETF
Schedule of Investments
October 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - COMMON - 95.1% (a)	Shares	Value
Alexandria Real Estate Equities, Inc.	659	$38,367
Americold Realty Trust, Inc.	4,205	54,202
Apple Hospitality REIT, Inc.	4,420	49,460
CareTrust REIT, Inc.	3,273	113,409
Centerspace	956	56,643
CubeSmart	2,719	102,425
EastGroup Properties, Inc.	678	118,331
EPR Properties	2,009	98,481
Equinix, Inc.	142	120,133
Equity LifeStyle Properties, Inc.	1,833	111,905
Extra Space Storage, Inc.	763	101,891
Farmland Partners, Inc.	5,207	52,226
Federal Realty Investment Trust	1,103	106,098
First Industrial Realty Trust, Inc.	2,170	119,958
Getty Realty Corp.	1,966	53,927
Healthpeak Properties, Inc.	3,085	55,376
Innovative Industrial Properties, Inc.	1,955	98,043
Invitation Homes, Inc.	3,689	103,845
Kite Realty Group Trust	4,899	108,464
Mid-America Apartment Communities, Inc.	391	50,138
National Storage Affiliates Trust	1,740	50,617
NNN REIT, Inc.	2,600	105,196
Outfront Media, Inc.	5,953	105,309
Prologis, Inc.	500	62,045
Public Storage	384	106,967
Rayonier, Inc.	2,111	46,590
Realty Income Corp.	1,865	108,133
Rexford Industrial Realty, Inc.	2,593	107,143
SBA Communications Corp.	573	109,718
Summit Hotel Properties, Inc.	9,862	50,691
Sun Communities, Inc.	864	109,382
Sunstone Hotel Investors, Inc.	11,890	105,226
Terreno Realty Corp.	1,932	110,375
UMH Properties, Inc.	7,357	106,971
VICI Properties, Inc.	3,349	100,436
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,378,595)		3,098,121

COMMON STOCKS - 3.8%
Healthcare - Products - 3.8%
Danaher Corp.	575	123,844
TOTAL COMMON STOCKS (Cost $112,840)		123,844

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.0%
First American Government Obligations Fund - Class X, 4.03% (b)	31,642	31,642
TOTAL MONEY MARKET FUNDS (Cost $31,642)		31,642

TOTAL INVESTMENTS - 99.9% (Cost $3,523,077)		3,253,607
Other Assets in Excess of Liabilities - 0.1%		4,340
TOTAL NET ASSETS - 100.0%		$3,257,947

Percentages are stated as a percent of net assets.	–%
REIT - Real Estate Investment Trust

(a)	To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

iREIT MarketVector Quality REIT Index ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts - Common	$3,098,121	$—	$—	$3,098,121
Common Stocks	123,844	—	—	123,844
Money Market Funds	31,642	—	—	31,642
Total Investments	$3,253,607	$—	$—	$3,253,607

Refer to the Schedule of Investments for further disaggregation of investment categories.